Property, Plant and Equipment, Net (Details) ¥ in Millions	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Investment	$ 12,600,000		¥ 86.8
Construction cost incurred	8,542,580		¥ 59.0
Gain Loss on disposal of property and equipment	$ 114,722
Depreciation expense		$ 117,478